Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Basic loss for the period	£ (36,239)	£ (35,971)	£ (57,246)	£ (73,614)
Diluted loss for the period	£ (36,239)	£ (35,971)	£ (57,246)	£ (73,614)
Basic weighted average number of shares (in shares)	126,594,358	123,748,524	126,285,033	123,504,575
Diluted weighted average number of shares (in shares)	126,594,358	123,748,524	126,285,033	123,504,575
Basic loss per share (GBP per share)	£ (0.29)	£ (0.29)	£ (0.45)	£ (0.60)
Diluted loss per share (GBP per share)	£ (0.29)	£ (0.29)	£ (0.45)	£ (0.60)